Premises and equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 14 - Premises and equipment

The premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2013	2012
Land		$110,453	$108,851
Buildings	10-50	500,474	496,621
Equipment	2-10	305,814	306,925
Leasehold improvements	3-10	86,020	85,314
		892,308	888,860
Less - Accumulated depreciation
and amortization		488,497	472,684
Subtotal		403,811	416,176
Construction in progress		5,252	10,766
Total premises and equipment, net		$519,516	$535,793

Depreciation and amortization of premises and equipment for the year 2013 was $48.2 million (2012 -$46.7 million; 2011 - $46.4 million), of which $24.8 million (2012 - $24.2 million; 2011 - $23.8 million) was charged to occupancy expense and $23.4 million (2012 - $22.5 million; 2011 - $22.6 million) was charged to equipment, communications and other operating expenses. Occupancy expense is net of rental income of $26.0 million (2012 - $22.9 million; 2011 - $23.3 million).